CAPITAL MANAGEMENT - Narrative (Details)	12 Months Ended
Dec. 31, 2025
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Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
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Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%